CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (3,032)	$ (4,160)	$ 7,488
Income and expense items not involving cash flows:
Depreciation	2,854	2,593	2,144
Stock-based compensation	3,468	2,744	2,534
Amortization of acquired intangible assets	1,092	278	714
Impairment of acquired intangible assets	0	174	0
Severance pay, net	(231)	288	399
Gain on marketable securities	(1,536)	(429)	(146)
Loss on sale and disposal of property and equipment	118	0	0
Other	17	92	13
Changes in operating assets and liabilities:
Trade receivables	(856)	(698)	1,586
Deferred taxes	(1,180)	(2,310)	(540)
Other receivables	881	(809)	(104)
Accounts payable and accrued expenses	(1,591)	1,171	2,928
Deferred revenues	(963)	7,512	(807)
Net cash (used in) provided by operating activities	(959)	6,446	16,209
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(2,544)	(3,502)	(2,490)
Acquisition of subsidiary (a)	(12,116)	0	0
Decrease (increase) in deposits, net	5,533	20,858	(1,595)
Investments in marketable securities	(7,469)	(15,686)	(7,459)
Proceeds from sales of marketable securities	21,736	9,164	2,915
Net cash provided by (used in) investing activities	5,140	10,834	(8,629)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debts	(667)	0	0
Dividend paid	0	(6,723)	(10,120)
Employee options exercised	1,745	1,996	650
Net cash provided by (used in) financing activities	1,078	(4,727)	(9,470)
Increase (decrease) in cash and cash equivalents	5,259	12,553	(1,890)
Cash and cash equivalents at beginning of year	25,346	12,793	14,683
Cash and cash equivalents at end of year	30,605	25,346	12,793
(a) Acquisition of subsidiary
Working capital (excluding cash and cash equivalents)	1,113	0	0
Property and equipment	445	0	0
Intangible assets	11,398	0	0
Long-term debt	(840)	0	0
Acquisition of subsidiary Total	12,116	0	0
Supplemental cash flow information:
Cash paid for Taxes	710	2,052	692
Cash paid for Interest	$ 0	$ 0	$ 1